Convertible Notes	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Convertible Notes

Note 7 – Convertible Notes

Between August 2014 and April 2015, Content Checked offered and sold in a series of private placements to accredited investors an aggregate of $1,503,450 principal amount of its unsecured convertible promissory notes (the “Unsecured Bridge Notes”). The Unsecured Bridge Notes bore interest at 5% per annum and were payable between March 31, 2015 and April 30, 2015 (as applicable), subject to conversion as described below. Interest on the Unsecured Bridge Notes would have been payable at maturity; however, upon conversion of the Unsecured Bridge Notes as described below, accrued interest was forgiven.

Additionally, on May 5, 2014, Content Checked offered and sold in a private placement to an accredited investor $250,000 principal amount of its secured convertible promissory note (the “Secured Bridge Note”). The Secured Bridge Note bore interest at 5% per annum and was payable on March 31, 2015, subject to conversion as described below. Interest on the Secured Bridge Notes would have been payable at maturity; however, upon conversion of the Secured Bridge Notes as described below, accrued interest was forgiven. The Secured Bridge Note was secured by a priority security interest on all of the assets of Content Checked. This security interest terminated upon conversion of the Secured Bridge Note.

Upon the closing of the Merger and the PPO, the outstanding principal amount of the Unsecured Bridge Notes and Secured Bridge Note was automatically converted into shares of our common stock at a conversion price of $0.45 and $0.40 per share, respectively.

On April 15, 2015, we received a loan from Buyside Equity Partners, LLC in the amount of $45,000. The unsecured loan is due six months from the date made and accrues interest at the rate of 5% per annum until paid in full.

NOTE 4 - LOAN FROM SHAREHOLDER

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders. Amounts represent advances or amounts paid in satisfaction of liabilities. The advances are considered temporary in nature and have not been formalized by a promissory note.

As on March 31, 2015, the Company’s principal shareholder and sole director loaned the Company $2,875 to pay for incorporation costs and operating expenses. As of March 31, 2015 and 2014, the amount outstanding was $2,875 and $2,875. The loan is non-interest bearing, due upon demand and unsecured.

Content Checked Inc [Member]
Convertible Notes

Note 7 – Convertible Notes

During the year ended March 2015 and subsequently in April 2015, the Company offered and sold in a series of private placement to accredited investors an aggregate of $1,403,450 and $100,000 principal amount of its unsecured convertible promissory notes (the “Unsecured Bridge Notes”). The Unsecured Bridge Notes bore interest at 5% per annum and were payable between March 31, 2015 and April 30, 2015 (as applicable), subject to conversion as described below in Note 9 – Subsequent Events. Interest on the Unsecured Bridge Notes would have been payable at maturity; however, upon conversion of the Unsecured Bridge Notes as described below, accrued interest was forgiven.

On May 5, 2014, the Company offered and sold in a private placement to an accredited investor $250,000 principal amount of its secured convertible promissory note (the “Secured Bridge Note”). The Secured Bridge Note bore interest at 5% per annum and was payable on March 31, 2015 (as amended), subject to conversion as described below. Interest on the Secured Bridge Notes would have been payable at maturity; however, upon conversion of the Secured Bridge Notes as described below in Note 9 – Subsequent Events, accrued interest was forgiven. The Secured Bridge Note was secured by a priority security interest on all of the assets of the Company. This security interest terminated upon conversion of the Secured Bridge Note.